TOUCHSTONE MONEY MARKET FUND                                 SUMMARY PROSPECTUS
CLASS A TICKER: TMMXX    CLASS S TICKER: TMSXX               JANUARY 28, 2010

Before you invest, you may want to review the fund's Prospectus, which contains information about the fund and its risks. The fund's Prospectus and Statement of Additional Information, both dated January 28, 2010, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the fund's Prospectus and other information about the fund, go to www.TouchstoneInvestments.com/home/formslit/, call 1.800.543.0407, or ask any financial advisor, bank, or broker-dealer who offers shares of the fund.

THE FUND'S INVESTMENT GOAL

The Touchstone Money Market Fund seeks high current income, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)       Class A          Class S
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Wire Redemption Fee                                              Up to $15         None
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ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE
OF THE VALUE OF YOUR INVESTMENT)
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Management Fees                                                    0.43%           0.43%
Distribution (12b-1) Fees                                          0.25%           0.60%
Other Expenses                                                     0.44%           0.42%
Total Annual Fund Operating Expenses                               1.12%           1.45%
Fee Waiver and/or Expense Reimbursement(1)                         0.27%           0.30%
Total Annual Fund Operating Expenses After Fee Waiver and/or
  Expense Reimbursement                                            0.85%           1.15%
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(1) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.85% and 1.15% for Class A shares and Class S shares, respectively. This expense limitation will remain in effect until at least January 27, 2011 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 Class A            Class S

1 Year                           $87                $117
3 Years                          $329               $429
5 Years                          $591               $764
10 Years                         $1,339             $1,709
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THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in U.S. Government securities and high-quality money market instruments rated in the top two rating categories. The Fund's investments may include:

      o Bank obligations, including certificates of deposit, bankers' acceptances and time deposits

      o U.S. Government securities issued directly by the U.S. Treasury or by agencies of the U.S. Government

      o     Short-term corporate debt securities

      o     Short-term municipal securities

      o     Variable and floating rate securities

      o     Repurchase agreements


The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and purchases only United States dollar-denominated securities with maturities of 397 days or less. The Fund is also subject to quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940 designed to help it maintain a constant share price of $1.00 per share.

THE KEY RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC"), the U.S. Treasury or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund will be able to avoid a negative yield.

A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. Adverse developments affecting banks could have a negative effect on the value of the Fund's portfolio securities. This could cause the value of the Fund's shares to decrease to a price less than $1.00 per share.

In addition, the United States has recently experienced significant disruption to its financial markets impacting the liquidity and volatility of securities generally, including securities in which the Fund may invest. During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between credit market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security. A significant enough market disruption or drop in market prices of securities held by the Fund, especially at a time during which the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund's shares to decrease to a price less than $1.00 per share.

The Fund's yield may decrease:

      o     If interest rates decrease

      o If issuers are unable to make timely payments of interest or principal

While some of the U.S. Government securities held by the Fund are backed by the full faith and credit of the U.S. Government, others are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. Government if the agency issuing the security does not meet its obligations. Securities backed by the full faith and credit of the U.S. Government include Treasury bills, Treasury notes, Treasury bonds, Government National Mortgage Association ("GNMA") securities and Overseas Private Investment Corporation ("OPIC") securities. Securities backed only by the credit of the government agency issuing the security include securities issued by the Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Agricultural Mortgage Corporation ("FMAC"), Student Loan Marketing Association ("SLMA"), Small Business Administration ("SBA") and Tennessee Valley Authority ("TVA").

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks of investing in the Money Market Fund. This bar chart shows changes in performance of the Fund's Class A shares for each of the last 10 calendar years. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance and current yield information is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

MONEY MARKET FUND - CLASS A TOTAL RETURNS

[BAR CHART]

2000    2001    2002    2003    2004    2005    2006    2007    2008    2009
6.04%   3.95%   1.80%   0.74%   0.90%   2.65%   4.38%   4.62%   2.94%   0.63%

Best Quarter: 4th Quarter 2000 + 1.55%   Worst Quarter: 4th Quarter 2009 + 0.00%

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2009

                                          1 Year    5 Years      10 Years
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MONEY MARKET FUND - CLASS A SHARES         0.63%     3.04%         2.85%
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                                                                Since Class
                                          1 Year    5 Years   Started (02/03/03)
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MONEY MARKET FUND - CLASS S SHARES         0.44%     2.75%         2.12%
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INVESTMENT ADVISOR                    INVESTMENT SUB-ADVISOR

Touchstone Advisors, Inc.             Fort Washington Investment Advisors, Inc.

PORTFOLIO MANAGER(S)

John J. Goetz, CFA
Vice President and Senior Portfolio Manager
Vice President and Senior Portfolio Manager since 2000
Managing Fund since 1995

Jay M. Devine
Portfolio Manager
Portfolio Manager since 2001
Managing Fund since 2001

BUYING AND SELLING FUND SHARES

Minimum Investment Requirements
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                                                                     CLASS A                             CLASS S
                                                            Initial           Additional          Initial       Additional
                                                           Investment         Investment         Investment     Investment
---------------------------------------------------------------------------------------------------------------------------
Regular Account                                           $     2,500       $         50         None           None
Retirement Account or Custodial Account under
      the Uniform Gifts/Transfers to Minors Act           $     1,000       $         50         Not Available
Investments through the Automatic Investment Plan         $       100       $         50         Not Available
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You may buy and sell shares in the Fund on a day when either the bond market or the New York Stock Exchange is open for trading (bond market closing information is provided by the Securities Industry and Financial Markets Association at www.sifma.org). You may purchase and sell Class A shares of the Fund directly from Touchstone Securities, Inc. or through your financial advisor. Class S shares are available only through broker-dealers and financial institutions with selling agreements with Touchstone. For more information about buying and selling shares see the section "Investing with Touchstone" of the Fund's prospectus or call 1.800.543.0407.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial institution (such as a bank), the Fund and its related companies may pay the financial institution for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial institution and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial institution's web site for more information.